LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
(Loss) income per share - Basic and Diluted*
SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE

Components of basic and diluted loss per share were as follows for the year ended December 31, 2023, 2022, and 2021:

	2023	2022*	2021*
Net loss attributable to the Company	$(697,941)	$(7,081,647)	$(9,924,859)
Weighted average outstanding ordinary shares-Basic	1,910,783	1,585,542	1,323,537
-dilutive effect of stock options- employees	-	-	-
-dilutive effect of stock options- nonemployees	-	-	-
Weighted average outstanding ordinary shares- Diluted	1,910,783	1,585,542	1,323,537
Loss per share:
Basic	$(0.36)	$(4.47)	$(7.50)
Diluted	$(0.36)	$(4.47)	$(7.50)

CONTINUING OPERATIONS
Net loss attributable to the Company	$(232,150)	$(582,371)	$(11,762,485)
Weighted average outstanding ordinary shares-Basic*	1,910,783	1,585,542	1,323,537
-dilutive effect of stock options- employees	-	-	-
-dilutive effect of stock options- nonemployees	-	-	-
Weighted average outstanding ordinary shares- Diluted*	1,910,783	1,585,542	1,323,537
Loss per share*:
Basic	$(0.12)	$(0.37)	$(8.89)
Diluted	$(0.12)	$(0.37)	$(8.89)

DISCONTINUED OPERATIONS
Net (loss) income attributable to the Company	$(465,791)	$(6,499,276)	$1,837,626
Weighted average outstanding ordinary shares-Basic*	1,910,783	1,585,542	1,323,537
-dilutive effect of stock options- employees	-	-	-
-dilutive effect of stock options- nonemployees	-	-	-
Weighted average outstanding ordinary shares-Diluted*	1,910,783	1,585,542	1,323,537
(Loss) income per share*:
Basic	$(0.24)	$(4.10)	$1.39
Diluted	$(0.24)	$(4.10)	$1.39